Pension And Postretirement Benefits (Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2017	$ 4,938
Estimated future benefit payments under our pension and postretirement plans - 2018	4,437
Estimated future benefit payments under our pension and postretirement plans - 2019	4,312
Estimated future benefit payments under our pension and postretirement plans - 2020	4,264
Estimated future benefit payments under our pension and postretirement plans - 2021	4,200
Estimated future benefit payments under our pension and postretirement plans - Years 2022 - 2026	19,764
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2017	1,809
Estimated future benefit payments under our pension and postretirement plans - 2018	1,797
Estimated future benefit payments under our pension and postretirement plans - 2019	1,788
Estimated future benefit payments under our pension and postretirement plans - 2020	1,783
Estimated future benefit payments under our pension and postretirement plans - 2021	1,776
Estimated future benefit payments under our pension and postretirement plans - Years 2022 - 2026	$ 8,225